Annual Total Returns [BarChart] - Pioneer Core Equity Fund - Pioneer Core Equity Fund: Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	0.97%
Annual Return 2012	14.51%
Annual Return 2013	31.02%
Annual Return 2014	10.44%
Annual Return 2015	(1.49%)
Annual Return 2016	8.39%
Annual Return 2017	24.77%
Annual Return 2018	(8.70%)
Annual Return 2019	31.41%
Annual Return 2020	20.83%